UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              34.1%
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Italy                                                                       6.9
--------------------------------------------------------------------------------
Brazil                                                                      6.3
--------------------------------------------------------------------------------
France                                                                      5.1
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Germany                                                                     5.0
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United Kingdom                                                              3.8
--------------------------------------------------------------------------------
Russia                                                                      3.2
--------------------------------------------------------------------------------
Japan                                                                       2.9
--------------------------------------------------------------------------------
Colombia                                                                    2.8
--------------------------------------------------------------------------------
Peru                                                                        2.8

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada        36.2%
Europe                      24.0
Latin America               18.3
Asia                         9.0
Emerging Europe              7.2
Middle East/Africa           4.9
Supranational                0.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2006, Oppenheimer International Bond Fund's Class A shares (without sales charge) produced higher returns than its benchmark, the Citigroup Non-U.S. Dollar World Government Bond Index, and finished in the first quartile of all funds reported in the Lipper International Income Funds category.

      The Fund benefited early in the reporting period from its emphasis on bonds and currencies from the emerging markets, which continued to gain value in a robust global economy. The Fund's investments in Brazil, Mexico, Turkey and Russia produced particularly attractive returns as these nations made progress toward reforming their financial systems and taming inflation. Conversely, the Fund maintained relatively light holdings of bonds and currencies from the developed markets of Europe and Japan, which produced relatively lackluster returns at the time.

      In the spring of 2006, surging commodity prices and weakening housing markets in the United States sparked concerns among global investors that a U.S. economic slowdown might precede a downturn in international economic conditions. As investors grew more risk-averse, global market volatility intensified, and the Fund's overweighted position in emerging market bonds detracted modestly from its relative performance. The Fund's returns also were undermined to a mild degree by unfortunate timing in the trading of yen and euros in the currency markets. However, these setbacks were not sufficient to completely erase the reporting period's previous gains.

      In addition, the effects of market weakness in 2006 were offset by strong results from our security selection and duration management strategies. We recently have focused more intently on mortgage- and asset-backed securities from international issuers, enabling the Fund to capture incrementally higher yields. In the spring of 2006, we began to increase the Fund's average duration--a measure of sensitivity to changing interest rates--toward a range that is closer to industry averages. This change helped the Fund participate more fully in periodic rallies during the second half of the reporting period.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 27, 2004. The Fund's performance


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, a subset of the Citigroup World Government Bond Index. The Citigroup Non-U.S. Dollar World Government Bond Index is a market capitalization weighted benchmark that tracks the performance of government bond markets including Australia, Canada, Japan and various European countries. Thus, the index does not reflect the performance of the fixed income markets in either the United States or in any emerging market countries. In addition, it is comprised of only government bonds and does not reflect the performance of corporate bonds. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class A)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer           Citigroup Non-U.S.
                        International             Dollar World
                     Bond Fund (Class A)      Government Bond Index

    09/30/1996             $ 9,525                   $10,000
    12/31/1996             $10,000                   $10,212
    03/31/1997             $10,074                   $ 9,622
    06/30/1997             $10,354                   $ 9,894
    09/30/1997             $10,604                   $ 9,914
    12/31/1997             $10,246                   $ 9,777
    03/31/1998             $10,389                   $ 9,817
    06/30/1998             $10,287                   $ 9,981
    09/30/1998             $ 9,279                   $10,940
    12/31/1998             $ 9,800                   $11,516
    03/31/1999             $ 9,780                   $10,959
    06/30/1999             $10,114                   $10,467
    09/30/1999             $10,261                   $11,107
    12/31/1999             $10,878                   $10,932
    03/31/2000             $11,327                   $10,805
    06/30/2000             $11,196                   $10,720
    09/30/2000             $11,177                   $10,235
    12/31/2000             $11,623                   $10,645
    03/31/2001             $11,322                   $10,122
    06/30/2001             $11,372                   $ 9,923
    09/30/2001             $11,333                   $10,692
    12/31/2001             $11,872                   $10,268
    03/31/2002             $12,127                   $10,076
    06/30/2002             $13,103                   $11,484
    09/30/2002             $13,234                   $11,810
    12/31/2002             $14,343                   $12,526
    03/31/2003             $14,772                   $12,993
    06/30/2003             $15,922                   $13,540
    09/30/2003             $16,764                   $13,912
    12/31/2003             $18,055                   $14,845
    03/31/2004             $18,979                   $15,079
    06/30/2004             $17,983                   $14,569
    09/30/2004             $18,702                   $15,047
    12/31/2004             $20,864                   $16,647
    03/31/2005             $20,276                   $16,131
    06/30/2005             $21,160                   $15,697
    09/30/2005             $21,606                   $15,520
    12/31/2005             $21,551                   $15,115
    03/31/2006             $22,088                   $15,086
    06/30/2006             $21,492                   $15,695
    09/30/2006             $22,304                   $15,833

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -1.68%     5-Year 13.39%     10-Year 8.35%


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class B)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer           Citigroup Non-U.S.
                        International             Dollar World
                     Bond Fund (Class B)      Government Bond Index

    09/30/1996             $10,000                   $10,000
    12/31/1996             $10,480                   $10,212
    03/31/1997             $10,538                   $ 9,622
    06/30/1997             $10,811                   $ 9,894
    09/30/1997             $11,052                   $ 9,914
    12/31/1997             $10,660                   $ 9,777
    03/31/1998             $10,789                   $ 9,817
    06/30/1998             $10,663                   $ 9,981
    09/30/1998             $ 9,597                   $10,940
    12/31/1998             $10,118                   $11,516
    03/31/1999             $10,079                   $10,959
    06/30/1999             $10,405                   $10,467
    09/30/1999             $10,537                   $11,107
    12/31/1999             $11,152                   $10,932
    03/31/2000             $11,593                   $10,805
    06/30/2000             $11,412                   $10,720
    09/30/2000             $11,374                   $10,235
    12/31/2000             $11,833                   $10,645
    03/31/2001             $11,504                   $10,122
    06/30/2001             $11,533                   $ 9,923
    09/30/2001             $11,470                   $10,692
    12/31/2001             $11,964                   $10,268
    03/31/2002             $12,228                   $10,076
    06/30/2002             $13,189                   $11,484
    09/30/2002             $13,274                   $11,810
    12/31/2002             $14,385                   $12,526
    03/31/2003             $14,815                   $12,993
    06/30/2003             $15,969                   $13,540
    09/30/2003             $16,814                   $13,912
    12/31/2003             $18,109                   $14,845
    03/31/2004             $19,036                   $15,079
    06/30/2004             $18,036                   $14,569
    09/30/2004             $18,758                   $15,047
    12/31/2004             $20,926                   $16,647
    03/31/2005             $20,336                   $16,131
    06/30/2005             $21,223                   $15,697
    09/30/2005             $21,671                   $15,520
    12/31/2005             $21,615                   $15,115
    03/31/2006             $22,154                   $15,086
    06/30/2006             $21,555                   $15,695
    09/30/2006             $22,370                   $15,833

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year -2.48%     5-Year 13.30%     10-Year 8.39%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class C)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer           Citigroup Non-U.S.
                        International             Dollar World
                     Bond Fund (Class C)      Government Bond Index

    09/30/1996             $10,000                   $10,000
    12/31/1996             $10,480                   $10,212
    03/31/1997             $10,519                   $ 9,622
    06/30/1997             $10,812                   $ 9,894
    09/30/1997             $11,052                   $ 9,914
    12/31/1997             $10,660                   $ 9,777
    03/31/1998             $10,789                   $ 9,817
    06/30/1998             $10,663                   $ 9,981
    09/30/1998             $ 9,598                   $10,940
    12/31/1998             $10,119                   $11,516
    03/31/1999             $10,080                   $10,959
    06/30/1999             $10,407                   $10,467
    09/30/1999             $10,538                   $11,107
    12/31/1999             $11,153                   $10,932
    03/31/2000             $11,594                   $10,805
    06/30/2000             $11,414                   $10,720
    09/30/2000             $11,376                   $10,235
    12/31/2000             $11,836                   $10,645
    03/31/2001             $11,507                   $10,122
    06/30/2001             $11,535                   $ 9,923
    09/30/2001             $11,473                   $10,692
    12/31/2001             $11,967                   $10,268
    03/31/2002             $12,231                   $10,076
    06/30/2002             $13,192                   $11,484
    09/30/2002             $13,297                   $11,810
    12/31/2002             $14,352                   $12,526
    03/31/2003             $14,754                   $12,993
    06/30/2003             $15,876                   $13,540
    09/30/2003             $16,685                   $13,912
    12/31/2003             $17,939                   $14,845
    03/31/2004             $18,857                   $15,079
    06/30/2004             $17,799                   $14,569
    09/30/2004             $18,479                   $15,047
    12/31/2004             $20,582                   $16,647
    03/31/2005             $19,962                   $16,131
    06/30/2005             $20,796                   $15,697
    09/30/2005             $21,194                   $15,520
    12/31/2005             $21,099                   $15,115
    03/31/2006             $21,585                   $15,086
    06/30/2006             $20,999                   $15,695
    09/30/2006             $21,716                   $15,833

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 1.50%      5-Year 13.61%     10-Year 8.06%


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class N)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer           Citigroup Non-U.S.
                        International             Dollar World
                     Bond Fund (Class N)      Government Bond Index

    03/01/2001             $10,000                   $10,000
    03/31/2001             $ 9,706                   $ 9,598
    06/30/2001             $ 9,747                   $ 9,409
    09/30/2001             $ 9,712                   $10,139
    12/31/2001             $10,144                   $ 9,736
    03/31/2002             $10,380                   $ 9,554
    06/30/2002             $11,208                   $10,889
    09/30/2002             $11,287                   $11,198
    12/31/2002             $12,225                   $11,877
    03/31/2003             $12,583                   $12,320
    06/30/2003             $13,552                   $12,838
    09/30/2003             $14,257                   $13,192
    12/31/2003             $15,315                   $14,077
    03/31/2004             $16,115                   $14,298
    06/30/2004             $15,227                   $13,814
    09/30/2004             $15,824                   $14,268
    12/31/2004             $17,669                   $15,785
    03/31/2005             $17,122                   $15,296
    06/30/2005             $17,852                   $14,884
    09/30/2005             $18,240                   $14,716
    12/31/2005             $18,141                   $14,332
    03/31/2006             $18,605                   $14,304
    06/30/2006             $18,083                   $14,882
    09/30/2006             $18,748                   $15,013

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 1.82%      5-Year 14.06%     Since Inception (3/1/01) 11.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class Y)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer           Citigroup Non-U.S.
                        International             Dollar World
                     Bond Fund (Class Y)      Government Bond Index

    09/27/2004             $10,000                   $10,000
    09/30/2004             $10,092                   $10,000
    12/31/2004             $11,270                   $11,064
    03/31/2005             $10,942                   $10,721
    06/30/2005             $11,449                   $10,432
    09/30/2005             $11,702                   $10,315
    12/31/2005             $11,684                   $10,045
    03/31/2006             $11,987                   $10,026
    06/30/2006             $11,675                   $10,431
    09/30/2006             $12,129                   $10,523

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year 3.64%      5-Year N/A      Since Inception (9/27/04) 10.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. This Class has a limited operating history.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING         EXPENSES
                             ACCOUNT          ACCOUNT        PAID DURING
                             VALUE            VALUE          6 MONTHS ENDED
                             (4/1/06)         (9/30/06)      SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,009.80      $4.90
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.21       4.92
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,005.50       9.19
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,015.94       9.24
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,006.10       8.59
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.55       8.63
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,007.70       7.12
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,018.00       7.16
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,011.80       2.78
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,022.31       2.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.97%
------------------------
Class B        1.82
------------------------
Class C        1.70
------------------------
Class N        1.41
------------------------
Class Y        0.55
--------------------------------------------------------------------------------

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.8%
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.02%, 11/9/06 1,2,3                             $   671,270,000   $   667,712,741
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2/15/29 1                                      90,110,000        95,312,501
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16 1,4                                   197,180,000       204,605,207
                                                                                        ----------------
Total U.S. Government Obligations (Cost $960,250,934)                                       967,630,449

--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--45.2%
--------------------------------------------------------------------------------------------------------
ARGENTINA--1.3%
Argentina (Republic of) Bonds:
2%, 9/30/14 5 [ARP]                                                        21,270,000         6,975,498
5.589%, 8/3/12 6                                                           20,544,000        18,972,309
Series V, 7%, 3/28/11                                                      35,185,000        33,277,187
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion
de Deudas, Series PBA1, 4/1/07 5,7 [ARP]                                      321,874           139,328
--------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 5 [ARP]                        23,543,518        11,363,090
                                                                                        ----------------
                                                                                             70,727,412

--------------------------------------------------------------------------------------------------------
AUSTRALIA--2.3%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]               162,190,000       124,022,392
--------------------------------------------------------------------------------------------------------
BELGIUM--1.8%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                   21,695,000        32,418,290
--------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.192%, 12/14/06 8 [EUR]              53,700,000        67,664,751
                                                                                        ----------------
                                                                                            100,083,041

--------------------------------------------------------------------------------------------------------
BRAZIL--1.3%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                14,015,000        15,430,515
8.75%, 2/4/25                                                               1,990,000         2,375,065
8.875%, 10/14/19                                                           17,724,000        21,064,974
10.50%, 7/14/14                                                            18,700,000        23,543,300
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                           4,000,000         4,394,000
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 5 [JPY]         500,000,000         4,380,952
                                                                                        ----------------
                                                                                             71,188,806

--------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                              1,500,000         1,771,875
8.25%, 1/15/15 9                                                            1,440,000         1,701,000
                                                                                        ----------------
                                                                                              3,472,875

--------------------------------------------------------------------------------------------------------
CANADA--2.5%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                             148,885,000       133,757,405


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
COLOMBIA--1.7%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                       $    12,096,000   $    12,277,440
10.75%, 1/15/13                                                            10,000,000        12,260,000
12%, 10/22/15 [COP]                                                    75,961,000,000        36,208,987
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                             6,655,000         7,380,395
11.75%, 3/1/10 [COP]                                                   35,992,780,000        16,044,844
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                        8,290,000         9,160,450
                                                                                        ----------------
                                                                                             93,332,116

--------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                         48,215,000         8,319,760
4%, 11/15/15 [DKK]                                                         35,520,000         6,179,913
7%, 11/10/24 [DKK]                                                         12,960,000         3,085,352
--------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                               51,660,000         8,843,486
                                                                                        ----------------
                                                                                             26,428,511

--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 9                                                           1,185,000         1,300,538
7.65%, 6/15/35 9                                                            3,025,000         3,259,438
                                                                                        ----------------
                                                                                              4,559,976

--------------------------------------------------------------------------------------------------------
FRANCE--5.5%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                        138,875,000       169,510,408
--------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables
du Tresor Bonds, 4%, 4/25/55 [EUR]                                         58,980,000        76,382,095
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.195%, 12/14/06 8 [EUR]            43,410,000        54,693,925
                                                                                        ----------------
                                                                                            300,586,428

--------------------------------------------------------------------------------------------------------
GERMANY--5.4%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]           83,645,000       108,696,816
--------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0906,
3.359%, 3/14/07 8 [EUR]                                                   146,820,000       183,410,967
                                                                                        ----------------
                                                                                            292,107,783

--------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                           50,600,000        66,963,304
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 9                                                             160,000           189,200
10.25%, 11/8/11                                                               525,000           620,813
                                                                                        ----------------
                                                                                                810,013


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 9                                                      $       120,000   $       122,700
7.25%, 4/20/15 9                                                              200,000           210,750
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 1,9                    6,540,000         7,676,325
                                                                                        ----------------
                                                                                              8,009,775

--------------------------------------------------------------------------------------------------------
ISRAEL--0.8%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                167,800,000        41,815,848
--------------------------------------------------------------------------------------------------------
ITALY--6.1%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,
3.40%, 7/1/09 6 [EUR]                                                     162,505,000       206,971,788
--------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                        97,545,000       126,512,504
                                                                                        ----------------
                                                                                            333,484,292

--------------------------------------------------------------------------------------------------------
JAPAN--2.8%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                5,766,000,000        48,669,921
Series 7, 0.80%, 3/10/16 [JPY]                                         12,502,395,000       103,570,105
                                                                                        ----------------
                                                                                            152,240,026

--------------------------------------------------------------------------------------------------------
MALAYSIA--0.8%
Johor Corp. Malaysia (Government of) Bonds, Series P3,
1%, 7/31/12 5 [MYR]                                                       107,980,000        32,499,403
--------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]          39,730,000        10,821,254
                                                                                        ----------------
                                                                                             43,320,657

--------------------------------------------------------------------------------------------------------
MEXICO--0.4%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 5,6                                500,000           515,313
--------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                              17,025,000        19,680,900
8.30%, 8/15/31                                                              2,000,000         2,499,000
                                                                                        ----------------
                                                                                             22,695,213

--------------------------------------------------------------------------------------------------------
NIGERIA--0.0%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20 5            1,375,000         1,372,422
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                                     437,317           412,788
                                                                                        ----------------
                                                                                              1,785,210

--------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36 1                                                           20,295,000        20,193,525
9.375%, 4/1/29                                                              1,650,000         2,136,750
                                                                                        ----------------
                                                                                             22,330,275


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
PERU--2.7%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                      168,460,000   $    55,018,865
8.20%, 8/12/26 5 [PEN]                                                     14,410,000         4,800,230
8.375%, 5/3/16                                                              1,380,000         1,597,350
9.91%, 5/5/15 [PEN]                                                       128,732,000        47,514,405
Series 7, 8.60%, 8/12/17 [PEN]                                             56,965,000        19,647,361
Series 8-1, 12.25%, 8/10/11 [PEN]                                          18,633,000         7,148,354
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 8                              2,470,409         1,385,529
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                     7,075,000         8,702,250
                                                                                        ----------------
                                                                                            145,814,344

--------------------------------------------------------------------------------------------------------
PHILIPPINES--0.8%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                 6,990,000         7,706,475
9.50%, 2/2/30                                                               6,260,000         7,731,100
--------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                 27,044,000        28,362,395
                                                                                        ----------------
                                                                                             43,799,970

--------------------------------------------------------------------------------------------------------
POLAND--1.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 8 [PLZ]                                     43,990,000        13,520,851
Series DS1013, 5%, 10/24/13 [PLZ]                                          55,940,000        17,660,938
Series WS0922, 5.75%, 9/23/22 [PLZ]                                        10,000,000         3,213,322
Series 0511, 4.25%, 5/24/11 [PLZ]                                         183,220,000        55,817,553
                                                                                        ----------------
                                                                                             90,212,664

--------------------------------------------------------------------------------------------------------
RUSSIA--0.1%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                  4,180,000         3,754,978
--------------------------------------------------------------------------------------------------------
TURKEY--0.2%
Turkey (Republic of) Bonds, 7%, 9/26/16                                     4,060,000         3,999,100
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                              2,515,000         2,540,150
9.50%, 1/15/14                                                              1,610,000         1,839,425
11%, 1/14/13                                                                3,850,000         4,651,185
                                                                                        ----------------
                                                                                             13,029,860

--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--3.9%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                           31,040,000        58,175,663
6%, 12/7/28 [GBP]                                                          39,950,000        93,328,119
--------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                             31,695,000        58,245,475
                                                                                        ----------------
                                                                                            209,749,257


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                 $     3,210,000   $     3,218,025
--------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                         403,060,000        17,306,689
8%, 11/18/22                                                               11,375,000        12,057,500
                                                                                        ----------------
                                                                                             32,582,214
                                                                                        ----------------
Total Foreign Government Obligations (Cost $2,410,658,258)                                2,452,664,645

--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--4.5%
--------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 5                 7,923,000         8,200,305
--------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                       6,900,000         7,866,000
8.875% Nts., 11/17/14 9                                                     4,675,000         5,329,500
--------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 5                  7,186,287         7,006,630
--------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 9                                         9,710,000         9,758,550
--------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 5                      4,325,000         4,422,313
--------------------------------------------------------------------------------------------------------
Cloverie plc, 9.64% Sec. Nts., Series 2005-93, 12/20/10 5,6                 3,600,000         3,605,040
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank
of Ukraine Loan Participation Nts., 8.40%, 2/9/16                           5,890,000         5,745,695
--------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5 [BRR]                13,295,000         6,802,505
--------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 9                           7,650,000         9,543,375
--------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 9              4,400,000         4,499,000
--------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.751% Sr. Unsec. Nts., 7/8/09 8                                           30,220,000        18,132,000
11.601% Sr. Unsec. Nts., 1/12/10 8                                         42,800,000        21,742,400
12.278% Sr. Unsec. Nts., 3/9/09 8                                          30,220,000        17,195,180
--------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                         8,685,000         9,010,688
--------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 6 [BRR]                                                11,200,000         4,878,488
7.889% Nts., 1/25/12 6 [COP]                                           13,280,142,929         5,912,213
--------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 5 [TRY]                                                    3,000,000         1,852,096
--------------------------------------------------------------------------------------------------------
Itabo Finance SA, 10.875% Nts., 10/5/13 9,10                                1,351,000         1,375,453
--------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 5                5,560,000         5,699,000
--------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 9                                     4,945,000         4,762,866
--------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                          5,095,000         5,894,844
--------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 5 [TRY]             5,000,000         2,954,771
--------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV,
10.50% Sec. Nts., 3/29/10 5,7,12                                              550,000                --
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
9.125% Unsec. Unsub. Nts., 10/13/10                                         4,570,000         5,127,540
--------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV,
5.265% Sr. Nts., Cl. A3, 6/15/11 9                                         12,427,510        12,251,027


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL             VALUE
                                                                               AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------
Reachcom Public Ltd., Renaissance Consumer Finance Bank
of Russia Loan Participation Nts., 10.50%, 7/27/07 5 [RUR]                131,000,000   $     4,896,179
--------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank,
7.175% Nts., 5/16/13 9                                                     10,520,000        10,967,100
--------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.657% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 5,6                                     2,400,000         2,400,000
--------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 5 [PEN]               26,033,700         8,479,033
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 9                                 5,840,000         5,810,800
--------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 5,11               6,065,000         2,122,750
--------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 6                               8,020,000         8,093,463
--------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 9                                   9,490,000         9,561,175
                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $257,999,834)                                         241,897,979

                                                                               SHARES
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.9%
--------------------------------------------------------------------------------------------------------
3i Group plc                                                                  115,759         2,027,609
--------------------------------------------------------------------------------------------------------
Anglo American plc                                                             47,250         1,989,269
--------------------------------------------------------------------------------------------------------
BASF AG                                                                        25,274         2,029,330
--------------------------------------------------------------------------------------------------------
Bayer AG                                                                       42,333         2,152,589
--------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                 19,660         2,115,305
--------------------------------------------------------------------------------------------------------
British Airways plc 12                                                        268,160         2,143,914
--------------------------------------------------------------------------------------------------------
British Land Co. plc                                                           80,690         2,060,723
--------------------------------------------------------------------------------------------------------
Brixton plc                                                                   209,210         2,072,162
--------------------------------------------------------------------------------------------------------
Charter plc 12                                                                143,610         2,293,608
--------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                 60,008         2,033,215
--------------------------------------------------------------------------------------------------------
Corus Group plc                                                               280,810         2,039,999
--------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                             51,620         2,267,429
--------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc. 1                                                177,600         2,081,972
--------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                             13,766         2,068,540
--------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                         105,957         2,243,798
--------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                           143,473         2,279,602
--------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                     24,450         1,970,299
--------------------------------------------------------------------------------------------------------
Euronext NV                                                                    23,310         2,265,647
--------------------------------------------------------------------------------------------------------
France Telecom SA                                                              98,790         2,267,406
--------------------------------------------------------------------------------------------------------
Fujikura Ltd. 1                                                               177,430         1,950,121
--------------------------------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                                             305,491         2,027,375
--------------------------------------------------------------------------------------------------------
Great Portland Estates plc 12                                                 194,950         2,208,331
--------------------------------------------------------------------------------------------------------
Hammerson plc                                                                  86,590         2,127,096
--------------------------------------------------------------------------------------------------------
Investec plc                                                                  163,840         1,608,981
--------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd.                                 726,000         2,230,202


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                  VALUE
                                                                               SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------------------------------
JFE Holdings, Inc. 1                                                           51,750   $     2,028,381
--------------------------------------------------------------------------------------------------------
Legal & General Group plc                                                       8,130            21,692
--------------------------------------------------------------------------------------------------------
London Stock Exchange Group plc                                                95,530         2,210,771
--------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                         1,920            21,192
--------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                              502,854         2,088,307
--------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp. 1                                                  485,320         2,009,297
--------------------------------------------------------------------------------------------------------
Mittal Steel Co. NV                                                            86,790         3,030,898
--------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                                  13,840         2,189,346
--------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                        243,000         2,059,200
--------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc. 1                                                286,260         2,031,223
--------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                    109,140         1,921,788
--------------------------------------------------------------------------------------------------------
Odakyu Electric Railway Co. Ltd.                                              329,370         2,094,026
--------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                          73,110         2,076,646
--------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                 110,218         1,946,806
--------------------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                                       77,843         2,161,730
--------------------------------------------------------------------------------------------------------
Resolution plc                                                                185,120         2,140,306
--------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                                      795,300         2,218,722
--------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                  23,403         2,201,979
--------------------------------------------------------------------------------------------------------
Shinko Securities Co. Ltd.                                                    522,000         2,074,515
--------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                       186,000         2,072,178
--------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                        12,990         2,067,239
--------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 1                                                   512,450         1,972,083
--------------------------------------------------------------------------------------------------------
Vallourec SA                                                                    9,350         2,173,541
--------------------------------------------------------------------------------------------------------
Vivendi SA                                                                     60,650         2,186,479
--------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                      37,112         2,189,703
--------------------------------------------------------------------------------------------------------
Xstrata plc                                                                    46,710         1,930,180
                                                                                        ----------------
Total Common Stocks (Cost $100,194,395)                                                     103,672,750

                                                                                UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 5,12 (Cost $0)                                                       500            18,250

                                                                            PRINCIPAL
                                                                               AMOUNT
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--24.0%
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 13 [ARP]           11,655,000         9,987,532
Argentina (Republic of) Unsec. Credit Linked Nts.,
4%, 4/16/10 13 [ARP]                                                       10,903,383         6,224,984


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    38,356,000   $    16,276,471
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    59,878,000        25,409,389
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   100,000,000        42,435,267
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%,
1/5/10 8 [BRR]                                                                               32,035,902         9,581,008
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%,
1/2/09 8 [BRR]                                                                               28,074,132         9,625,878
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%,
1/3/08 8 [BRR]                                                                               24,719,335         9,694,008
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                           12,570,000,000         5,799,301
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                  6,942,469,928         3,539,375
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     31,110,000,000        15,860,343
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     12,430,000,000         6,337,000
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     11,705,100,000         5,967,435
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 8,10 [DOP]                                     57,500,000         1,508,360
Dominican Republic Credit Linked Nts., 10.705%, 3/5/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                       161,260,000         4,548,298
Dominican Republic Credit Linked Nts., 11.242%, 1/2/7
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                        92,100,000         2,652,480
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                       189,200,000         5,206,200
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                         205,500,000         5,782,599
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                   256,400,000         7,752,410
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                       118,210,000         3,278,030
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                       108,450,000         2,999,688
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                       237,770,000         6,576,634
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                51,690,000         8,385,908
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                43,000,000         7,178,816
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                    34,150,000         5,886,474
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                49,620,000         8,340,732
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 8 [NGN]                1,606,440,000        11,577,382
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                    2,672,000,000        21,484,670
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                                                                      2,032,000,000        16,353,048
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                              13,799,000         2,990,517
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                 24,420,000,000         5,561,911
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                  9,980,000,000         2,273,050


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                    116,800,000,000   $    13,312,035
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                            321,528,000        12,194,276
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 5 [RUR]                  277,800,000        11,756,387
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                      280,840,000        11,776,955
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                        289,282,000        11,061,265
South African Rand Interest Bearing Linked Nts., Series FBi 43,
5.175%, 5/23/22 6                                                                             2,100,000         2,115,750
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                               30,400,000         6,746,866
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 8,10 [TRY]               39,420,000        18,216,855
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                        12,320,000        11,867,037
Turkey (Republic of) Credit Linked Nts., Series II I, 20.547%, 7/16/08 8,10 [TRY]            21,500,000         9,846,191
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                                                9,163,000         2,033,603
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 [UAH]                                                                               65,490,000        14,534,613
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                               35,580,000        28,544,245
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11 5 [MXN]                                             130,466,254        11,867,041
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11 5 [MXN]                                              85,964,902         7,848,578
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 8 [BRR]                                      61,128,560        21,349,873
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                            15,895,000        10,487,990
Campania Total Return Linked Nts., 3.804%, 7/30/10 5,6 [EUR]                                 34,900,000        44,020,530
Campania Total Return Linked Nts., 3.846%, 7/30/10 5,6 [EUR]                                 40,150,000        50,713,807
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                         13,259,000,000         6,674,491
Egypt (The Arab Republic of) Total Return Linked Nts., 8.328%,
12/12/06 (linked to Egyptian Treasury Bills) 8 [EGP]                                         62,500,000        10,673,560
Egypt (The Arab Republic of) Total Return Linked Nts., 9.170%, 1/30/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                37,750,000         6,419,207
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 8                                                                             8,475,000         7,217,734
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 5                                                 5,395,000         5,402,472
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                                      2,003,690,000        16,179,024
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                   10,300,162         9,857,255
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                      12,412,800        14,998,386
Indonesia (Republic of) Total Return Nts., 12.50%, 3/22/13 [IDR]                         84,850,000,000         9,956,653
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                     525,300,000         4,149,604
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                        704,900,000         5,912,153
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                    1,435,000         1,547,466
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                    1,435,000         1,519,612
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 6                                       3,255,000         3,262,217
Romania (Republic of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                              22,740,000         9,396,950
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                3,320,000         1,392,289


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                               10,000,000   $     4,193,641
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                5,640,000         2,365,213
Romania (Republic of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                               9,118,650         3,603,071
Russian Federation Credit Linked Nts., 0.00%, 12/2/09 8 [RUR]                               233,573,000         9,325,918
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                   288,935,000        11,909,549
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                2,505,000         2,515,847
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                              2,505,000         2,508,206
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                2,505,000         2,503,722
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                              2,505,000         2,494,980
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                2,505,000         2,486,488
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                              27,763,200         5,672,504
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              3,228,000           699,812
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             11,438,000         2,479,692
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                              27,990,000         5,533,566
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 [UAH]                                 7,953,600         1,625,059
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                    27,980,000         5,531,589
United Mexican States BORHIS Total Return Linked Nts.,
6.10%, 9/27/35 [MXN]                                                                         26,330,000         9,150,118
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5 [MXN]                              86,081,449         7,839,644
Videocon International Ltd. Credit Linked Nts., 7.75%, 12/29/09 5                             7,300,000         7,299,270
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 [RUR]                                                              573,900,000        23,433,207
--------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5 [UAH]                                                                     64,285,000        13,990,500
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 5 [ARP]                             36,445,000        29,563,456
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 8 [BRR]                      51,226,300         7,946,685
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 8 [BRR]                     75,340,000        14,285,078
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 8 [BRR]                    129,150,391        37,159,768
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 8 [BRR]                    138,200,796        21,438,952
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 8 [ARP]                    35,605,000         8,633,531
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 5 [BRR]                         45,170,000        26,073,039
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.553%, 1/2/15 8 [BRR]                                                                     114,770,000        17,804,156
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 8 [COP]                      153,800,000,000        23,517,732
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 8 [COP]                     132,560,000,000        13,685,637
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 8 [PEN]                                40,860,000         6,134,342
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]                        297,950,000        11,972,006
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                     3,850,000         3,990,525
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                    10,726,400         4,357,382
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                            4,252,888         4,518,694


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                            $    20,000,000   $    21,974,000
Romania ( Republic of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                    30,904,100        11,793,307
Romania ( Republic of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                    36,650,000        14,283,566
Romania ( Republic of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                     3,105,000         1,212,512
Romania ( Republic of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                     5,155,000         2,056,214
Romania ( Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     3,101,000         1,231,718
Romania ( Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     7,453,000         2,960,334
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                    24,895,500        10,050,029
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 5 [RUR]                                 277,994,119        10,740,375
Total Return Linked Nts., Series B, 11%, 6/30/12 5 [RUR]                                    220,610,000         8,447,644
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                          3,273,000,000        25,964,247
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                           56,967,568        27,412,187
Philippines (Republic of the) Credit Linked Nts., 10.264%, 9/20/15 5                         30,000,000        34,158,000
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 9                             980,000         1,068,690
Philippines (Republic of the) Credit Linked Nts., 8.38%, 6/20/16 5,6                          2,640,000         2,643,168
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                    11,760,000        11,808,216
Venezuela ( Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                           4,415,000         4,691,379
Venezuela ( Republic of) Credit Linked Nts., 6.49%, 5/20/10                                   8,435,000         8,644,188
Venezuela ( Republic of) Credit Linked Nts., 7.382%, 5/20/10                                  3,850,000         4,219,600
--------------------------------------------------------------------------------------------------------------------------
UBS AG:
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/15/21 10 [IDR]                     80,000,000,000         9,665,041
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                    56,205,300        14,562,116
                                                                                                          ----------------
Total Structured Notes (Cost $1,230,497,699)                                                                1,299,757,278

                                                       EXPIRATION         STRIKE
                                                            DATES          PRICE              CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 12                         10/12/06         $11.40            176,016,000             1,774
--------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Put 12                          10/12/06          11.40            176,016,000           580,603
--------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese
Yen (JPY) Put 12                                          1/30/07          77.00TRY          32,820,000           376,071
                                                                                                          ----------------
Total Options Purchased (Cost $1,570,481)                                                                         958,448


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 22.73% in joint repurchase agreement (Principal
Amount/Value $1,469,294,000, with a maturity value of $1,469,936,816) with UBS
Warburg LLC, 5.25%, dated 9/29/06, to be repurchased at $334,176,138 on 10/2/06, collateralized by Federal National Mortgage
Assn., 5%, 2/1/36, with a value of $1,502,659,342 (Cost $334,030,000)                   $   334,030,000   $   334,030,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $5,295,201,601)                                          5,400,629,799

--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--15.1% 14
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1,
5.39%, 10/25/06                                                                               3,226,203         3,226,203
--------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17,
Cl. 4AV1, 5.44%, 10/25/06                                                                     1,659,768         1,659,768
--------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.44%, 12/15/06                                                  2,000,000         2,000,000
                                                                                                          ----------------
                                                                                                                6,885,971

--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--13.4%
Undivided interest of 12% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,112,500)
with Cantor Fitzgerald & Co., 5.40%, dated 9/29/06, to be repurchased at $30,013,500 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.0001%-6.50%, 8/1/12-9/1/36, with a value of $255,002,127                                   30,000,000        30,000,000
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 20.87% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000 with a maturity value of $2,501,131,250)
with ING Financial Markets LLC, 5.43%, dated 9/29/06, to be repurchased at $522,021,108 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-7%, 9/1/18-8/1/36, with a value of $2,550,003,623                                     521,785,000       521,785,000
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.44% in joint repurchase agreement (Principal
Amount/Value $3,950,000,000, with a maturity value of $3,951,787,375)
with Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at
$175,611,383 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-22.12%, 3/15/14-6/25/43, with a value of $4,029,000,000                               175,531,955       175,531,955
                                                                                                          ----------------
                                                                                                              727,316,955

--------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
CDC Financial Products, Inc., 5.43%, 10/2/06                                                  1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.45%, 10/2/06                                                4,000,000         4,000,000
                                                                                                          ----------------
                                                                                                                5,000,000

--------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.3%
American Express Credit Corp., 5.34%, 10/16/06                                                2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                                                                  3,000,000         3,000,000
--------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                                                                  2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                                                                  3,000,000         3,000,000


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL             VALUE
                                                                                                 AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Dorada Finance, Inc., 5.37%, 10/2/06                                                    $     3,000,000   $     3,000,000
--------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 10/2/06                                                             2,000,050         2,000,050
--------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 10/30/06                                                      2,000,000         2,000,000
                                                                                                          ----------------
                                                                                                               17,000,050

--------------------------------------------------------------------------------------------------------------------------
YANKEE FIXED CERTIFICATE OF DEPOSIT--0.7%
Bank of Tokyo/UFJ Ltd. NY, 5.30%, 10/13/06                                                   35,000,000        35,000,000
--------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.5%
Natexis Banques Populaires NY, 5.37%, 10/2/06                                                 2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 10/2/06                                                 1,999,709         1,999,709
--------------------------------------------------------------------------------------------------------------------------
Societe Generale NY, 5.33%, 10/2/06                                                          25,000,000        25,000,000
                                                                                                          ----------------
                                                                                                               28,999,709
                                                                                                          ----------------

Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $820,202,685)                                                                    820,202,685

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,115,404,286)                                                 114.7%    6,220,832,484
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (14.7)     (795,620,144)
                                                                                        ----------------------------------
NET ASSETS                                                                                        100.0%  $ 5,425,212,340
                                                                                        ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso
AUD    Australian Dollar
BRR    Brazilian Real
CAD    Canadian Dollar
COP    Colombian Peso
DKK    Danish Krone
DOP    Dominican Republic Peso
EGP    Egyptian Pounds
EUR    Euro
GBP    British Pound Sterling
IDR    Indonesia Rupiah
ILS    Israeli Shekel
JPY    Japanese Yen
KZT    Kazakhstan Tenge
MXN    Mexican Nuevo Peso
MYR    Malaysian Ringgit
NGN    Nigeria Naira
PEN    Peruvian New Sol
PLZ    Polish Zloty
RON    New Romanian Leu
RUR    Russian Ruble
TRY    New Turkish Lira
UAH    Ukraine Hryvnia
UYU    Uruguay Peso
ZMK    Zambian Kwacha


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

1. Partial or fully-loaned security. See Note 13 of accompanying Notes.

2. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                 CONTRACTS     EXPIRATION       EXERCISE        PREMIUM           VALUE
                                            SUBJECT TO PUT           DATE          PRICE       RECEIVED      SEE NOTE 7
------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)       32,820,000        1/30/07          65.00TRY    $556,532        $285,577

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $31,067,451. See Note 6 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $432,204,370, which represents 7.97% of the Fund's net assets. In addition, the Fund has restricted currency of $2,736,749, which represents 0.05% of the Fund's net assets. See Note 12 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Issue is in default. See Note 1 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $89,387,487 or 1.65% of the Fund's net assets as of September 30, 2006.

10. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See Note 1 of accompanying Notes.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Non-income producing security.

13. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS/UNAUDITED                                VALUE      PERCENT
--------------------------------------------------------------------------------
United States                                      $ 2,122,445,511         34.1%
Italy                                                  428,218,629          6.9
Brazil                                                 393,363,141          6.3
France                                                 317,710,772          5.1
Germany                                                313,657,615          5.0
United Kingdom                                         236,933,632          3.8
Russia                                                 198,613,164          3.2
Japan                                                  182,827,500          2.9
Colombia                                               174,713,430          2.8
Peru                                                   172,700,624          2.8
Argentina                                              171,443,942          2.8
Canada                                                 133,757,405          2.1
Australia                                              124,022,392          2.0
Turkey                                                 114,548,217          1.8
Belgium                                                100,083,041          1.6
Poland                                                  90,212,664          1.5
Philippines                                             89,687,422          1.4
Mexico                                                  81,738,822          1.3
Ukraine                                                 80,093,259          1.3
Romania                                                 68,896,226          1.1
Greece                                                  66,963,304          1.1
Indonesia                                               65,799,145          1.1
Nigeria                                                 61,262,067          1.0
Egypt                                                   59,135,724          1.0
Dominican Republic                                      56,887,087          0.9
Israel                                                  56,377,964          0.9
Kazakhstan                                              52,453,071          0.8
Malaysia                                                43,320,657          0.7
Uruguay                                                 32,582,214          0.5
Denmark                                                 26,428,511          0.4
Panama                                                  22,330,275          0.4
Supranational                                           21,978,679          0.4
Venezuela                                               17,573,417          0.3
Zambia                                                   7,834,961          0.1
India                                                    7,299,270          0.1
The Netherlands                                          5,296,545          0.1
Trinidad & Tobago                                        4,762,866          0.1
El Salvador                                              4,559,976          0.1
Swaziland                                                3,990,525          0.1
Bulgaria                                                 3,472,875          0.1
South Africa                                             2,115,750          0.0
Switzerland                                              1,930,180          0.0
Guatemala                                                  810,013          0.0
                                                   -----------------------------

Total                                              $ 6,220,832,484        100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $6,115,404,286)--see accompanying statement of investments       $ 6,220,832,484
-------------------------------------------------------------------------------------------------------------
Cash                                                                                              32,578,702
-------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $3,577,638)                                                         3,565,070
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                             36,404,481
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         27,854,854
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        49,351,404
Shares of beneficial interest sold                                                                27,869,308
Investments sold (including $1,379,388 sold on a when-issued basis or forward commitment)         16,112,809
Other                                                                                                192,055
                                                                                             ----------------
Total assets                                                                                   6,414,761,167

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $556,532)--
see accompanying statement of investments                                                            285,577
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       820,202,685
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                             24,712,326
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                          5,762,991
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $42,628,839 purchased on a when-issued
basis or forward commitment)                                                                      84,662,120
Closed foreign currency contracts                                                                 32,943,432
Shares of beneficial interest redeemed                                                            11,748,772
Dividends                                                                                          3,423,011
Distribution and service plan fees                                                                 3,186,906
Futures margins                                                                                    1,318,799
Transfer and shareholder servicing agent fees                                                        756,505
Shareholder communications                                                                           335,545
Trustees' compensation                                                                                37,387
Other                                                                                                172,771
                                                                                             ----------------
Total liabilities                                                                                989,548,827

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 5,425,212,340
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $       935,691
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     5,331,926,923
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 36,828,546
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                   (98,164,938)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                      153,686,118
                                                                                             ----------------

NET ASSETS                                                                                   $ 5,425,212,340
                                                                                             ================


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $4,075,172,484 and 702,353,618 shares of beneficial interest outstanding)                          $ 5.80
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                           $ 6.09
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $234,847,660
and 40,612,456 shares of beneficial interest outstanding)                                             $ 5.78
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $875,032,587
and 151,304,013 shares of beneficial interest outstanding)                                            $ 5.78
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $63,431,907
and 10,959,822 shares of beneficial interest outstanding)                                             $ 5.79
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $176,727,702 and 30,460,796 shares of beneficial interest outstanding)        $ 5.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Interest                                                                     $ 208,861,131
-------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $180,646)                         2,627,909
-------------------------------------------------------------------------------------------
Portfolio lending fees                                                           1,112,433
-------------------------------------------------------------------------------------------
Other income                                                                        16,573
                                                                             --------------
Total investment income                                                        212,618,046

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                 24,458,289
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          8,524,862
Class B                                                                          2,295,635
Class C                                                                          7,164,664
Class N                                                                            275,556
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                          5,323,336
Class B                                                                            573,142
Class C                                                                          1,010,789
Class N                                                                            285,176
Class Y                                                                             10,821
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                            580,791
Class B                                                                             62,898
Class C                                                                            105,719
Class N                                                                              5,625
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                        467,415
-------------------------------------------------------------------------------------------
Trustees' compensation                                                              59,074
-------------------------------------------------------------------------------------------
Administration service fees                                                          1,500
-------------------------------------------------------------------------------------------
Other                                                                              175,565
                                                                             --------------
Total expenses                                                                  51,380,857
Less reduction to custodian expenses                                               (48,473)
Less waivers and reimbursements of expenses                                        (91,774)
                                                                             --------------
Net expenses                                                                    51,240,610

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          161,377,436


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                  $  42,005,945
Closing and expiration of option contracts written                               1,648,055
Closing and expiration of swaption contracts                                       389,255
Closing and expiration of futures contracts                                     10,032,947
Foreign currency transactions                                                  (80,955,986)
Swap contracts                                                                   1,145,100
                                                                             --------------
Net realized loss                                                              (25,734,684)
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (20,007,804)
Translation of assets and liabilities denominated in foreign currencies          2,349,413
Futures contracts                                                               16,336,628
Option contracts                                                                   270,955
Swaption contracts                                                                  82,251
Swap contracts                                                                  (7,620,507)
                                                                             --------------
Net change in unrealized appreciation                                           (8,589,064)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 127,053,688
                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                               2006             2005
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                        $  161,377,436   $   94,722,247
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (25,734,684)     101,469,820
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (8,589,064)     125,469,766
                                                                             --------------------------------
Net increase in net assets resulting from operations                            127,053,688      321,661,833

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                        (200,784,108)    (119,863,500)
Class B                                                                         (12,370,619)     (11,853,673)
Class C                                                                         (36,714,329)     (21,678,102)
Class N                                                                          (3,110,737)      (1,754,272)
Class Y                                                                          (5,420,742)      (1,726,774)
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                         (11,599,099)     (15,265,136)
Class B                                                                            (891,798)      (1,931,153)
Class C                                                                          (2,435,648)      (3,155,872)
Class N                                                                            (203,177)        (225,580)
Class Y                                                                            (253,487)        (218,918)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                       1,502,920,202    1,399,327,451
Class B                                                                          18,514,548       44,672,998
Class C                                                                         338,152,983      305,107,070
Class N                                                                          18,829,709       26,099,719
Class Y                                                                         141,286,624       21,571,837

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                1,872,974,010    1,940,767,928
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                           3,552,238,330    1,611,470,402
                                                                             --------------------------------
End of period (including accumulated net investment income
of $36,828,546 and $63,991,108, respectively)                                $5,425,212,340   $3,552,238,330
                                                                             ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED SEPTEMBER 30,               2006           2005           2004             2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     6.01     $     5.63     $     5.33       $     4.38     $     3.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .22 1          .23 1          .13              .20            .24
Net realized and unrealized gain (loss)                 (.04)           .62            .47              .95            .41
                                                  -------------------------------------------------------------------------
Total from investment operations                         .18            .85            .60             1.15            .65
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.37)          (.41)          (.30)            (.20)          (.19)
Distributions from net realized gain                    (.02)          (.06)            --               --             --
Tax return of capital distribution                        --             --             --               --           (.03)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.39)          (.47)          (.30)            (.20)          (.22)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     5.80     $     6.01     $     5.63       $     5.33     $     4.38
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.23%         15.53%         11.56%           26.67%         16.78%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $4,075,172     $2,683,900     $1,177,628       $  429,283     $  181,456
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $3,430,374     $1,925,344     $  811,608       $  285,391     $  134,912
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.72%          3.85%          2.19%            3.94%          5.16%
Total expenses                                          0.98%          1.03%          1.13%            1.22%          1.37%
Expenses after payments and waivers
and reduction to custodian expenses                     0.97%          1.02%          1.13%            1.22%          1.37%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  144%            90%           133%             341%           372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B          YEAR ENDED SEPTEMBER 30,               2006           2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     5.99     $     5.61     $     5.31       $     4.37     $     3.94
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1          .17 1          .08              .16            .21
Net realized and unrealized gain (loss)                 (.04)           .63            .47              .94            .40
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .13            .80            .55             1.10            .61
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.32)          (.36)          (.25)            (.16)          (.15)
Distributions from net realized gain                    (.02)          (.06)            --               --             --
Tax return of capital distribution                        --             --             --               --           (.03)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.34)          (.42)          (.25)            (.16)          (.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     5.78     $     5.99     $     5.61       $     5.31     $     4.37
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.35%         14.58%         10.66%           25.48%         15.90%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  234,848     $  224,381     $  167,621       $  134,661     $  100,049
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  229,871     $  201,541     $  153,117       $  119,232     $   85,244
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.88%          2.95%          1.40%            3.20%          4.41%
Total expenses                                          1.83% 4        1.89% 4        1.98% 4,5        2.03% 4        2.14% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  144%            90%           133%             341%           372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS C          YEAR ENDED SEPTEMBER 30,               2006           2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     5.99     $     5.61     $     5.31       $     4.37     $     3.94
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1          .18 1          .09              .16            .21
Net realized and unrealized gain (loss)                 (.03)           .63            .46              .94            .40
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .14            .81            .55             1.10            .61
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.33)          (.37)          (.25)            (.16)          (.15)
Distributions from net realized gain                    (.02)          (.06)            --               --             --
Tax return of capital distribution                        --             --             --               --           (.03)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.35)          (.43)          (.25)            (.16)          (.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     5.78     $     5.99     $     5.61       $     5.31     $     4.37
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.46%         14.70%         10.75%           25.48%         15.90%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  875,032     $  560,138     $  233,311       $   90,248     $   38,865
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  717,977     $  401,401     $  170,796       $   63,198     $   28,635
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.98%          3.10%          1.46%            3.15%          4.37%
Total expenses                                          1.71% 4        1.77% 4        1.88% 4,5        2.02% 4        2.14% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  144%            90%           133%             341%           372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N          YEAR ENDED SEPTEMBER 30,               2006           2005           2004             2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     6.00     $     5.61     $     5.32       $     4.37     $     3.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .19 1          .20 1          .12              .18            .21
Net realized and unrealized gain (loss)                 (.04)           .64            .45              .95            .42
                                                  -------------------------------------------------------------------------
Total from investment operations                         .15            .84            .57             1.13            .63
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.34)          (.39)          (.28)            (.18)          (.18)
Distributions from net realized gain                    (.02)          (.06)            --               --             --
Tax return of capital distribution                        --             --             --               --           (.03)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.36)          (.45)          (.28)            (.18)          (.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     5.79     $     6.00     $     5.61       $     5.32     $     4.37
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.78%         15.27%         11.00%           26.31%         16.23%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   63,432     $   46,533     $   18,641       $    4,640     $    1,280
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   55,216     $   30,696     $   10,769       $    2,653     $      297
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.29%          3.45%          1.83%            3.56%          4.87%
Total expenses                                          1.58%          1.47%          1.49%            1.57%          1.57%
Expenses after payments and waivers
and reduction to custodian expenses                     1.42%          1.46%          1.49%            1.57%          1.57%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  144%            90%           133%             341%           372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y          YEAR ENDED SEPTEMBER 30,                                             2006             2005         2004 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $     6.01       $     5.63     $     5.58
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .24 2            .25  2          -- 3
Net realized and unrealized gain (loss)                                               (.04)             .63            .05
                                                                                --------------------------------------------
Total from investment operations                                                       .20              .88            .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.39)            (.44)            --
Distributions from net realized gain                                                  (.02)            (.06)            --
Tax return of capital distribution                                                      --               --             --
                                                                                --------------------------------------------
Total dividends and/or distributions
to shareholders                                                                       (.41)            (.50)            --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $     5.80       $     6.01     $     5.63
                                                                                ============================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                    3.64%           15.96%          0.92%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                        $  176,728       $   37,286     $   14,268
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $   97,992       $   25,559     $    7,086
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                 4.11%            4.23%          4.84%
Total expenses                                                                        0.56%            0.67%          1.17%
Expenses after payments and waivers
and reduction to custodian expenses                                                   0.56%            0.66%          1.17%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                144%              90%           133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 24.0% of the Fund's net assets and resulted in unrealized cumulative gains of $69,259,579.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $42,628,839 of securities issued on a when-issued basis or forward commitment and sold $1,379,388 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $139,328, representing less than 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
      --------------------------------------------------------------------------
      $ 72,760,781      $ 12,461,839           $ 95,753,190        $ 104,859,064

1. The Fund had $91,897,279 of post-October foreign currency losses which were deferred.

2. The Fund had $3,855,911 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                            REDUCTION TO           INCREASE TO
                             ACCUMULATED       ACCUMULATED NET
      INCREASE TO         NET INVESTMENT         REALIZED LOSS
      PAID-IN CAPITAL               LOSS      ON INVESTMENTS 5
      --------------------------------------------------------
      $ 1,777,768           $ 69,860,537          $ 71,638,305

5. $1,777,768, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                                   YEAR ENDED         YEAR ENDED
                                               SEPT. 30, 2006     SEPT. 30, 2005
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                           $ 258,400,535      $ 177,672,980
      Long-term capital gain                       15,383,209                 --
                                                --------------------------------
      Total                                     $ 273,783,744      $ 177,672,980
                                                ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities            $ 6,114,112,005
      Federal tax cost of other investments       2,946,559,180
                                                ---------------
      Total federal tax cost                    $ 9,060,671,185
                                                ===============

      Gross unrealized appreciation             $   170,534,968
      Gross unrealized depreciation                 (65,675,904)
                                                ---------------
      Net unrealized appreciation               $   104,859,064
                                                ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2006     YEAR ENDED SEPTEMBER 30, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                        401,071,813   $ 2,346,328,470     290,795,021   $ 1,714,084,347
Dividends and/or
distributions reinvested     28,014,878       162,673,081      17,749,603       105,430,621
Redeemed                   (173,146,915)   (1,006,081,349)    (71,447,967)     (420,187,517)
                           -----------------------------------------------------------------
Net increase                255,939,776   $ 1,502,920,202     237,096,657   $ 1,399,327,451
                           =================================================================


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED SEPTEMBER 30, 2006     YEAR ENDED SEPTEMBER 30, 2005
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS B
Sold                         13,953,510   $    81,256,556      15,275,934   $    89,714,849
Dividends and/or
distributions reinvested      1,823,352        10,550,724       1,842,516        10,920,892
Redeemed                    (12,609,581)      (73,292,732)     (9,559,054)      (55,962,743)
                           -----------------------------------------------------------------
Net increase                  3,167,281   $    18,514,548       7,559,396   $    44,672,998
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                         76,001,789   $   443,443,673      59,355,223   $   348,932,998
Dividends and/or
distributions reinvested      4,461,718        25,813,712       2,925,804        17,330,636
Redeemed                    (22,632,214)     (131,104,402)    (10,417,683)      (61,156,564)
                           -----------------------------------------------------------------
Net increase                 57,831,293   $   338,152,983      51,863,344   $   305,107,070
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                          7,063,532   $    41,194,742       5,802,889   $    34,052,865
Dividends and/or
distributions reinvested        531,451         3,078,829         310,916         1,843,537
Redeemed                     (4,393,527)      (25,443,862)     (1,676,293)       (9,796,683)
                           -----------------------------------------------------------------
Net increase                  3,201,456   $    18,829,709       4,437,512   $    26,099,719
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                         24,796,488   $   144,435,008       4,755,499   $    27,879,481
Dividends and/or
distributions reinvested        973,953         5,648,766         328,793         1,945,692
Redeemed                     (1,513,656)       (8,797,150)     (1,416,856)       (8,253,336)
                           -----------------------------------------------------------------
Net increase                 24,256,785   $   141,286,624       3,667,436   $    21,571,837
                           =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                       PURCHASES              SALES
-------------------------------------------------------------------
Investment securities             $4,995,489,139     $4,563,963,982
U.S. government and government
agency obligations                   292,567,597         26,867,033

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

            FEE SCHEDULE
            -------------------------------------------------
            Up to $200 million of net assets            0.75%
            Next $200 million of net assets             0.72
            Next $200 million of net assets             0.69
            Next $200 million of net assets             0.66
            Next $200 million of net assets             0.60
            Next $4 billion of net assets               0.50
            Over $5 billion of net assets               0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $6,829,412 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $7,821,417, $11,863,557 and $710,233, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A        CLASS B        CLASS C         CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED        DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
September 30, 2006    $ 1,530,031      $ 177,034      $ 439,235      $ 230,872        $ 75,772

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2006, OFS waived $91,774 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT          VALUATION
                                     EXPIRATION       AMOUNT              AS OF     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                      DATES       (000S)     SEPT. 30, 2006   APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                   10/25/06      160,000ARP  $   51,378,226  $          --   $     204,726
Australian Dollar (AUD)                10/13/06        1,780AUD       1,326,250             --          12,256
Brazilian Real (BRR)           10/31/06-1/13/10      472,979BRR     192,308,713     26,984,996         306,869
British Pound
Sterling (GBP)                 10/13/06-1/10/07       15,865GBP      29,729,670             --         310,768
Canadian Dollar (CAD)                  10/13/06        6,005CAD       5,374,485         10,579              --
Chilean Peso (CLP)            11/21/06-12/28/06   23,557,000CLP      43,998,440        306,931          52,317
Dominican Republic
Peso (DOP)                             10/10/06       51,604DOP       1,531,274             --          32,482
Euro (EUR)                      10/13/06-3/6/07      216,690EUR     276,452,640         10,431       2,142,821
Indian Rupee (INR)             10/3/06-10/11/06    2,309,500INR      50,265,521        134,683              --
Indonesia Rupiah (IDR)          10/3/06-10/5/06  184,671,060IDR      20,018,543         10,843          10,857
Japanese Yen (JPY)             10/13/06-1/10/07   87,522,000JPY     751,074,335             --       5,019,486
Malaysian Ringgit (MYR)       11/10/06-11/17/06      133,730MYR      36,342,276             --       1,559,610
Mexican Nuevo
Peso (MXN)                    10/24/06-11/29/06    1,402,690MXN     127,250,899             --       1,389,731
New Turkish Lira (TRY)        10/10/06-10/26/06      122,993TRY      80,552,397         17,973       1,538,955
New Zealand Dollar (NZD)                 3/5/07      166,275NZD     107,525,700        169,582         354,098
Norwegian Krone (NOK)                   1/10/07      250,500NOK      38,598,733             --         178,357
South African Rand (ZAR)       10/5/06-11/27/06      788,080ZAR     100,908,391             --       8,750,360
South Korean Won (KRW)         10/10/06-11/2/06   51,918,000KRW      54,898,918        633,927              --
Swiss Franc (CHF)               10/13/06-3/6/07      243,405CHF     197,047,542         85,187       1,812,688
Thailand Baht (THB)                    10/17/06    1,348,000THB      35,790,175        199,416              --
                                                                                 ------------------------------
                                                                                    28,564,548      23,676,381
                                                                                 ------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)          1/10/07-3/5/07      217,720AUD     161,797,313      2,906,595              --
British Pound Sterling (GBP)             2/7/07       16,000GBP      29,990,317        269,683              --
Canadian Dollar (CAD)                   1/10/07      139,005CAD     124,749,271          7,283              --
Chinese Renminbi (CNY)                 10/23/06      400,000CNY      50,735,188             --         214,190
Czech Koruna (CZK)                     10/23/06    1,100,000CZK      49,374,331             --         141,909
Euro (EUR)                       11/8/06-2/7/06       37,180EUR      47,437,956        616,017              --
Iceland Krona (ISK)                    10/23/06    1,896,300ISK      26,903,709             --         679,846
Japanese Yen (JPY)              10/23/06-3/5/07   19,260,000JPY     165,545,770      2,383,176              --
Swedish Krone (SEK)              10/5/06-3/5/07    1,017,260SEK     139,703,059      1,636,485              --
Swiss Franc (CHF)                      10/23/06       62,000CHF      49,698,632         20,694              --
                                                                                 ------------------------------
                                                                                     7,839,933       1,035,945
                                                                                 ------------------------------
Total unrealized appreciation and depreciation                                   $  36,404,481   $  24,712,326
                                                                                 ==============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                            VALUATION AS OF     UNREALIZED
                                     EXPIRATION  NUMBER OF    SEPTEMBER 30,   APPRECIATION
CONTRACT DESCRIPTION                      DATES  CONTRACTS             2006  (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 5 yr.            12/7/06        926   $  129,105,261    $    425,480
Euro-Bundesobligation, 10 yr.           12/7/06         20        2,995,143          30,695
Euro-Schatz                             12/7/06      1,458      192,296,040         101,354
IBEX 35 Index                          10/20/06         34        5,582,810         317,911
Japan (Government of) Bonds, 10 yr.    12/11/06        376      429,077,672       2,092,210
MSCI Taiwan Stock Index                10/30/06        197        5,651,930         (71,321)
Standard & Poor's ASX 200 Index        12/21/06        191       18,434,645         283,300
Standard & Poor's 500 E-Mini           12/15/06        349       23,477,230         586,617
Standard & Poor's/MIB Index, 10 yr.    12/15/06         22        5,367,279          71,495
U.S. Long Bonds                        12/19/06      2,600      292,256,250       5,968,342
U.S. Treasury Nts. 10 yr.              12/19/06      6,255      675,930,938       6,889,008
United Kingdom Long Gilt               12/27/06        211       43,472,898         355,394
                                                                               -------------
                                                                                 17,050,485
                                                                               -------------


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                            VALUATION AS OF     UNREALIZED
                                     EXPIRATION  NUMBER OF    SEPTEMBER 30,   APPRECIATION
CONTRACT DESCRIPTION                      DATES  CONTRACTS             2006  (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australia (Commonwealth of)
Bonds, 10 yr.                          12/15/06        303   $   23,433,981    $     25,562
CAC-40 10 Index                        10/20/06        291       19,418,819        (466,453)
Canadian Bonds, 10 yr.                 12/18/06        543       55,934,708        (797,819)
DAX Index                              12/15/06        111       21,271,446        (437,006)
FTSE 100 Index                         12/15/06        391       43,826,349        (442,493)
Nikkei 225 Index                        12/7/06        403       54,927,407        (271,514)
Standard & Poor's 500 E-Mini           12/15/06         81        5,448,870        (136,416)
Standard & Poor's/Toronto Stock
Exchange
60 Index                               12/14/06        153       18,522,890        (341,714)
U.S. Treasury Nts., 5 yr.              12/29/06        161       16,988,016        (109,593)
                                                                               -------------
                                                                                 (2,977,446)
                                                                               -------------
                                                                               $ 14,073,039
                                                                               =============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity] decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the year ended September 30, 2006 was as follows:

                                                         PUT OPTIONS
                                      -------------------------------
                                            NUMBER OF      AMOUNT OF
                                            CONTRACTS       PREMIUMS
---------------------------------------------------------------------
Options outstanding as of
September 30, 2005                                 --    $        --
Options written                        53,496,170,000      2,348,537
Options closed or expired             (53,463,350,000)    (1,792,005)
                                      -------------------------------
Options outstanding as of
September 30, 2006                         32,820,000    $   556,532
                                      ===============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                        UNREALIZED
SWAP                         NOTIONAL                 PAID BY           RECEIVED BY    TERMINATION    APPRECIATION
COUNTERPARTY                   AMOUNT                THE FUND              THE FUND          DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
                                                    Six-Month
Deutsche Bank AG         $ 16,760,000               BBA LIBOR                  5.46%       5/13/15     $  2,265,057
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                    Six-Month
                           11,580,000               BBA LIBOR                  5.10        1/14/15        1,487,217
                                                    Six-Month
                           11,580,000               BBA LIBOR                  5.08        1/20/15        1,546,807
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                           Price Depreciation    Price Appreciation
                                                 of Sao Paulo          of Sao Paulo
                                               Stock Exchange        Stock Exchange
                            3,775,895BRR       Index Futures.        Index Futures.       10/18/06          (48,884)

                                           Price Depreciation    Price Appreciation
                                                 of Sao Paulo          of Sao Paulo
                                               Stock Exchange        Stock Exchange
                            8,017,514BRR       Index Futures.        Index Futures.       10/18/06         (109,437)

                                           Price Depreciation    Price Appreciation
                                                of Standard &         of Standard &
                                             Poor's CNX Nifty      Poor's CNX Nifty
                          248,229,300INR       Index Futures.        Index Futures.       10/26/06          (87,177)

                                           Price Depreciation    Price Appreciation
                                              of Swiss Market       of Swiss Market
                            6,596,597CHF       Index Futures.        Index Futures.       12/15/06         (135,681)
                                                                                                       -------------
                                                                                                       $  4,917,902
                                                                                                       =============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR     Brazilian Real
CHF     Swiss Franc
INR     Indian Rupee

Abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                        UNREALIZED
SWAP                         NOTIONAL                 PAID BY        RECEIVED BY       TERMINATION    APPRECIATION
COUNTERPARTY                   AMOUNT                THE FUND           THE FUND             DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Barclays
Bank plc                  114,700,000MXN             MXN TIIE             9.2700%          7/17/26     $     85,119
--------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,Inc.:
                                                    Six-Month
                           16,830,000PLZ                 WIBO             5.5200           3/24/10          187,395
                                                    Six-Month
                           26,928,000PLZ                 WIBO             5.5500           3/25/10          305,428
                          489,400,000TWD               2.3200%      TWD-Telerate           6/27/11         (206,249)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.                                  Six-Month
(Nassau Branch)            46,785,000PLZ                 WIBO             4.4800            7/1/10         (423,665)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston                                           28-Day
International             112,580,000MXN             MXN TIIE            10.0000            7/9/15          818,622
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           11,050,000         Six-Month LIBOR             5.2500           6/23/15        1,104,466
                        2,387,000,000HUF               8.4400    Six-Month BUBOR            7/4/11             (832)
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                         INR MIBOR-
AG, 5 yr.                 490,200,000INR               7.1750       OIS-Compound           6/27/11          (84,280)
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                           21,965,083BRR                 BZDI            17.7200            1/2/07          126,168
                           38,987,000BRR                 BZDI            18.1600            1/2/08        1,327,539
                          187,935,994BRR                 BZDI            17.1800            1/2/08        4,095,559
                           94,500,000MXN             MXN TIIE            10.2900           6/14/15          843,703
                           93,375,000MXN             MXN TIIE            10.4300           5/29/15          892,279
                           93,375,000MXN             MXN TIIE            10.3000            6/1/15          821,204
                           55,700,000MXN             MXN TIIE            10.0000           6/24/15          397,009
                          120,050,000MXN             MXN TIIE            10.2200           1/30/15        1,000,890


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                        UNREALIZED
SWAP                         NOTIONAL                 PAID BY        RECEIVED BY       TERMINATION    APPRECIATION
COUNTERPARTY                   AMOUNT                THE FUND           THE FUND             DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                           17,037,427BRR                 BZDI            17.1700%           1/2/08     $    328,476
                           20,823,527BRR                 BZDI            17.1700            1/2/08          401,471
                           27,880,000BRR                 BZDI            14.0500            1/2/12          (21,011)
                           46,968,000BRR                 BZDI            18.0000            1/2/07          404,744
                           38,800,000MXN             MXN TIIE             8.7000            2/5/16          (23,576)
                           48,030,000MXN             MXN TIIE             9.4100           8/31/20          145,362
                           61,200,000MXN             MXN TIIE            10.8500            3/5/15          724,727
                           91,750,000MXN             MXN TIIE             9.2900           7/17/26           10,401
                           96,930,000MXN             MXN TIIE             9.5000           8/28/25          303,423
                          100,000,000MXN             MXN TIIE            10.7500            5/8/15        1,153,478
                          109,710,000MXN             MXN TIIE            10.7000            5/8/15        1,234,058
                          140,720,000MxN             MXN TIIE             9.1500           8/27/26          (11,239)
                          144,000,000MXN             MXN TIIE             9.5100           8/26/25          465,140
                          289,270,000MXN             MXN TIIE             9.8400          12/31/09        1,417,389
--------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                           55,370,000BRR                 BZDI            13.9100            1/2/12         (156,922)
                          114,500,000MXN             MXN TIIE             9.7600           8/17/15          653,781
                          264,090,000ZAR               8.2900%  Three-Month JIBA           6/23/08          396,788
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing. Inc.:
                          102,585,000GBP               5.2500    Six-Month LIBOR           5/21/09         (487,726)
                                                       28-Day
                          111,440,000MXN             MXN TIIE             9.9900            7/9/15          784,058
                                                    Six-Month
                           55,540,000PLZ                 WIBO             4.5300            7/5/10         (497,496)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch                                     Three-Month
& Co., Inc.               574,160,000SEK          STIBOR-SIDE             4.0325           6/19/12          373,765
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                           24,054,685BRR                 BZDI            16.8800            1/2/08          359,739
                           41,775,000BRR                 BZDI            17.5900            1/2/07          310,244
--------------------------------------------------------------------------------------------------------------------
Santander
Central Hispano            27,880,000BRR                 BZDI            14.0000            1/2/12          (35,778)
--------------------------------------------------------------------------------------------------------------------
UBS AG                    505,750,000NOK               4.2200    Six-Month NIBOR            2/6/12          863,012
--------------------------------------------------------------------------------------------------------------------
WestPac
Banking Corp.              68,660,000NZD               6.7500      Six-Month BBR           6/29/16         (413,616)
                                                                                                       -------------
                                                                                                       $ 19,973,047
                                                                                                       =============


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
GBP         British Pound Sterling
HUF         Hungarian Forint
INR         Indian Rupee
MXN         Mexican Nuevo Peso
NOK         Norwegian Krone
NZD         New Zealand Dollar
PLZ         Polish Zloty
SEK         Swedish Krone
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BBR         Bank Bill Rate
BUBOR       Budapest Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
FRAS        French Franc/Austrian Schilling
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
LIBOR       London-Interbank Offered Rate
MIBOR-OIS   Mid Market Interest Rate for FRAS and IRS-Overnight Indexed Swap
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR       Norwegian Interbank Offered Rate
STIBOR      Stockholm Interbank Offered Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

      The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                            ANNUAL
                                                    NOTIONAL AMOUNT       INTEREST
                          REFERENCED                RECEIVED BY THE      RATE PAID                     UNREALIZED
                          DEBT                            FUND UPON         BY THE      EXPIRATION   APPRECIATION
COUNTERPARTY              OBLIGATION                   CREDIT EVENT           FUND           DATES  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                          Hungary (Republic of)       $   7,535,000         0.4000%       12/20/15    $    107,231
                          Mexico (Government of)          7,770,000         0.6475         1/20/11         (58,962)
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          Philippines
                          (Republic of the)              14,000,000         3.6900         9/20/15        (705,880)
                          Ukraine (Republic of)           4,075,000         1.8800         3/20/11          (4,490)
-------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Russian Federation                550,000         2.4000         10/9/13         (60,934)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.:
                          Argentina
                          (Republic of)                  10,000,000         2.6000         8/20/11         (36,775)
                          Philippines
                          (Republic of the)              18,720,000         1.7250        12/20/11         (18,000)
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                          Colombia (Republic of)          1,980,000         3.7000         8/20/15        (212,844)
                          Dominican Republic              7,970,000         3.2500         6/20/11        (498,645)
                          Indonesia (Republic of)         4,900,000         1.6800         3/20/11         (61,017)
                          Venezuela (Republic of)         8,435,000         2.2000         5/20/10        (326,114)
                          Venezuela (Republic of)         4,415,000         3.4800        11/20/15        (354,220)
                                                                                                      -------------
                                                                                                      $ (2,230,650)
                                                                                                      =============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional


                    63 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                            ANNUAL
                                                    NOTIONAL AMOUNT       INTEREST
                          REFERENCED                    PAID BY THE  RATE RECEIVED                     UNREALIZED
                          DEBT                            FUND UPON         BY THE      EXPIRATION   APPRECIATION
COUNTERPARTY              OBLIGATION                   CREDIT EVENT           FUND           DATES  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.                      Russian Federation            $ 7,770,000        0.6475%         1/20/11     $    47,497
-------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Ukraine (Republic of)           1,056,000        1.9200          8/20/11           3,988
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Indonesia (Republic of)         4,900,000        1.6700          6/20/11          45,062
                          Istanbul Bond Co. SA
                          for Finansbank                 17,390,000        1.3000          3/24/13        (580,734)
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                          Argentina (Republic of)         5,000,000        2.5500          9/20/11         (21,381)
                          Brazil
                          (Federal Republic of)           5,000,000        2.0000          9/20/16         (27,308)
                          Colombia (Republic of)          5,000,000        2.1100          9/20/16         (37,423)
                          Panama (Republic of)            5,000,000        1.7800          9/20/16         (14,695)
                          Philippines
                          (Republic of the)               5,000,000        2.4700          9/20/16          16,558
                                                                                                       ------------
                                                                                                       $  (568,436)
                                                                                                       ============

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a


                    64 | OPPENHEIMER INTERNATIONAL BOND FUND specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid should the Manager decide to let the option expire unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2006 was as follows:

                                                                CALL SWAPTIONS
                                            -----------------------------------
                                                  NOTIONAL           AMOUNT OF
                                                    AMOUNT            PREMIUMS
-------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                          $   61,360,000          $  251,576
Swaptions written                              124,200,000             138,106
Swaptions closed or expired                   (185,560,000)           (389,682)
                                            -----------------------------------
Swaptions outstanding as of
September 30, 2006                          $           --          $       --
                                            ===================================

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                           ACQUISITION                 VALUATION AS OF     UNREALIZED
CURRENCY                         DATES          COST    SEPT. 30, 2006   DEPRECIATION
--------------------------------------------------------------------------------------
Argentine Peso (ARP)   6/21/06-9/30/06   $ 2,749,057       $ 2,736,749      $  12,308

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of


                    65 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. SECURITIES LENDING Continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $946,481,870, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $957,213,764 was received for the loans, of which $820,202,685 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
14. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    66 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
15. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    67 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL BOND
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Bond Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006


                    68 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0236 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2006 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,917,430 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $32,380,690 or 12.53% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    69 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    70 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE       TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND
                                   COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                           CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                   TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              President, Colorado Christian University (since 2006); Chairman of the
Chairman of the Board              following private mortgage banking companies: Cherry Creek Mortgage
of Trustees (since 2003),          Company (since 1991), Centennial State Mortgage Company (since 1994),
Trustee (since 1999)               and The El Paso Mortgage Company (since 1993); Chairman of the
Age: 69                            following private companies: Ambassador Media Corporation (since 1984)
                                   and Broadway Ventures (since 1984); Director of the following:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company)
                                   (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                                   Harry Bradley Foundation, Inc. (non-profit organization) (since
                                   2002); former Chairman of the following: Transland Financial Services,
                                   Inc. (private mortgage banking company) (1997-2003), Great Frontier
                                   Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                   (residential real estate brokerage) (1994-2000) and Frontier Title
                                   (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage
                                   Technology Corporation (computer equipment company) (1991-2003) and
                                   International Family Entertainment (television channel) (1992-1997);
                                   U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1995)               of private equity funds) (until February 2001); Chairman, President
Age: 75                            and Chief Executive Officer of A.G. Edwards Capital, Inc. (until March
                                   2000); Director of A.G. Edwards & Sons, Inc. (brokerage company)
                                   (until 2000) and A.G. Edwards Trust Company (investment adviser)
                                   (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until
                                   March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                   1999); Chairman of A.G. Edwards Trust Company (until March 1999) and
                                   A.G.E. Asset Management (investment adviser) (until March 1999).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management
Trustee (since 1998)               Corporation (December 1991-April 1999); President, Treasurer and
Age: 70                            Director of Centennial Capital Corporation (June 1989-April 1999);
                                   Chief Executive Officer and Director of MultiSource Services, Inc.
                                   (March 1996-April 1999); Mr. Bowen held several positions with the
                                   Manager and with subsidiary or affiliated companies of the Manager
                                   (September 1987-April 1999). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)               site) (since June 2000); Director of Genetic ID, Inc. (biotech
Age: 68                            company) (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP
                                   (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse
                                   LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.


                    71 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002);
Trustee (since 1995)               Director of Northwestern Energy Corp. (public utility corporation)
Age: 64                            (since November 2004); Director of P.R. Pharmaceuticals (October
                                   1999-October 2003); Director of Rocky Mountain Elk Foundation
                                   (non-profit organization) (February 1998-February 2003 and since
                                   February 2005); Chairman and Director (until October 1996) and
                                   President and Chief Executive Officer (until October 1995) of the
                                   Manager; President, Chief Executive Officer and Director of the
                                   following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder
                                   Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado UpLIFT (charitable organization) (since September
Trustee (since 1996)               1984). Mr. Freedman held several positions with the Manager and with
Age: 66                            subsidiary or affiliated companies of the Manager (until October
                                   1994). Oversees 37 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)               organization) (since February 2000); Board Member of Middlebury
Age: 60                            College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April
                                   2002); Director (February 2002-2005) and Chairman of Trustees (since
                                   2006) of the Community Hospital of Monterey Peninsula; Director
                                   (October 1991-2005) and Vice Chairman (since 2006) of American Funds'
                                   Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO
                                   Investment Management Company (February 1991-April 2000); Member of
                                   the investment committees of The Rockefeller Foundation (since 2001)
                                   and The University of Michigan (since 2000); Advisor at Credit Suisse
                                   First Boston's Sprout venture capital unit (venture capital fund)
                                   (1994-January 2005); Trustee of MassMutual Institutional Funds
                                   (investment company) (1996-June 2004); Trustee of MML Series
                                   Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization)
Trustee (since 2002)               (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 62                            Steele Street State Bank (commercial banking) (since August 2003);
                                   Director of Colorado UpLIFT (charitable organization) (since 1986);
                                   Trustee of the Gallagher Family Foundation (non-profit organization)
                                   (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April
                                   1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                   2004); and Director of U.S. Exploration, Inc. (oil and gas
                                   exploration) (1997-February 2004). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)               Funds) (investment company) (since 1996) and MML Series Investment
Age: 64                            Fund (investment company) (since 1996); Trustee (since 1987) and
                                   Chairman (1994-2005) of the Investment Committee of the Worcester
                                   Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                   (January 1999-July 1999); and Executive Vice President of Peoples
                                   Heritage Financial Group, Inc. (commercial bank) (January 1999-July
                                   1999). Oversees 39 portfolios in the OppenheimerFunds complex.


                    72 | OPPENHEIMER INTERNATIONAL BOND FUND

---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                        STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES
                                   AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN /INDEFINITE
                                   TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and
Trustee, President and             President (since September 2000) of the Manager; President and
Principal Executive Officer        director or trustee of other Oppenheimer funds; President and Director
(since 2001)                       of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company
Age: 57                            subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc.
                                   and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation,
                                   Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July 2001);
                                   President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                   (since February 1997); Director of DLB Acquisition Corporation
                                   (holding company parent of Babson Capital Management LLC) (since
                                   June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the
                                   Manager (September 2000-June 2001); President and Trustee of MML
                                   Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M.
                                   Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                                   Bancorp) (June 1989-June 1998). Oversees 92 portfolios in the
                                   OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
OF THE FUND                        MESSRS. STEINMETZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                   FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S.
                                   TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR
                                   AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH
                                   OR REMOVAL.

ARTHUR P. STEINMETZ,               Senior Vice President of the Manager (since March 1993) and of
Vice President and Portfolio       HarbourView Asset Management Corporation (since March 2000). An
Manager (since 1993)               officer of 3 portfolios in the OppenheimerFunds complex.
Age: 47

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager
Vice President and Chief           (since March 2004); Vice President of OppenheimerFunds Distributor,
Compliance Officer                 Inc., Centennial Asset Management Corporation and Shareholder
(since 2004)                       Services, Inc. (since June 1983); Vice President and Director of
Age: 56                            Internal Audit of the Manager (1997-February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.


                    73 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting           Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer (since 1999)               Oppenheimer Real Asset Management Corporation, and Oppenheimer
Age: 47                            Partnership Holdings, Inc. (since March 1999), OFI Private
                                   Investments, Inc. (since March 2000), OppenheimerFunds International
                                   Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                   Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                   Legacy Program (since June 2003); Treasurer and Chief Financial
                                   Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds Legacy Program (April
                                   2000-June 2003); Principal and Chief Operating Officer of Bankers
                                   Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                   An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer                Manager/Financial Product Accounting of the Manager (November
(since 2004)                       1998-July 2002). An officer of 92 portfolios in the OppenheimerFunds
Age: 36                            complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer                Financial Reporting and Compliance of First Data Corporation (April
(since 2005)                       2003-July 2004); Manager of Compliance of Berger Financial Group LLC
Age: 36                            (May 2001-March 2003); Director of Mutual Fund Operations at American
                                   Data Services, Inc. (September 2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel
Vice President and Secretary       (since March 2002) of the Manager; General Counsel and Director of the
(since 2001)                       Distributor (since December 2001); General Counsel of Centennial Asset
Age: 58                            Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since
                                   December 2001); Secretary and General Counsel of OAC (since November
                                   2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                   Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior
                                   Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001);
                                   Senior Vice President, General Counsel and Director of OFI Private
                                   Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior
                                   Vice President and General Counsel of OFI Institutional Asset
                                   Management, Inc. (since November 2001); Director of OppenheimerFunds
                                   (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October 2001) of the
                                   Manager; Assistant Secretary of the following: Shareholder Services,
                                   Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                   (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                   (September 1997-November 2001). An officer of 92 portfolios in the
                                   OppenheimerFunds complex.


                    74 | OPPENHEIMER INTERNATIONAL BOND FUND

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004);
Assistant Secretary                First Vice President (April 2001-April 2004), Associate General
(since 2004)                       Counsel (December 2000-April 2004), Corporate Vice President (May
Age: 38                            1999-April 2001) and Assistant General Counsel (May 1999-December
                                   2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary                Secretary (since October 2003) of the Manager; Vice President (since
(since 2001)                       1999) and Assistant Secretary (since October 2003) of the Distributor;
Age: 41                            Assistant Secretary of Centennial Asset Management Corporation (since
                                   October 2003); Vice President and Assistant Secretary of Shareholder
                                   Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since
                                   December 2001); Assistant Counsel of the Manager (August 1994-October
                                   2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary                September 2004); First Vice President (2000-September 2004), Director
(since 2004)                       (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch
Age: 42                            Investment Management. An officer of 92 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                    75 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $36,000 in fiscal 2006 and $27,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 for fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,667 in fiscal 2005to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $9,757 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $49,757 in fiscal 2006 and $6,667 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006